Property, plant and equipment - Summary of Net Book Value of Property, Plant and Equipment by Operating Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 201	$ 309	$ 273
Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	93	134	127
Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	108	$ 175	$ 146
Americas [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	127
Americas [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	81
Americas [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	46
EMEAA [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	11
EMEAA [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	1
EMEAA [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	10
Central [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	63
Central [member] | Land and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	11
Central [member] | Fixtures, fittings and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment	$ 52